Current Liabilities - Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2023
Current liabilities trade and other payables [abstract]
Schedule of Current Liabilities of Trade and Other Payables
	Consolidated
	June 30, 2023	December 31, 2022	June 30, 2023
	AUD$	AUD$	$
	Unaudited	Audited	Unaudited
Trade payables	595,249	299,289	394,466
Other payables	1,368,926	1,309,557	907,174
	1,964,175	1,608,846	1,301,640